ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET	Accounts receivable, net consists of the following:
	As of December 31,
	2024	2023

Accounts receivable	$1,743,761	$2,131,371
Less: allowance for expected credit loss	(383,105)	—
	$1,360,656	$2,131,371

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follow:

	As of December 31,
	2024	2023

Balance at beginning, January 1	$—	$(275,000)
Allowance for expected credit losses	(383,105)	—
Written-off as uncollectible	—	275,000
Balance at end, December 31,	$(383,105)	$—